Income tax - Analysis of income tax expense (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Income tax
Current year income tax expense		$ (281,491)	$ (232,824)	$ (51,313)
Deferred income tax (expense) benefit		(813,340)	582,644	(186,273)
Total income tax (expense) benefit	$ (58,096)	(1,094,831)	349,820	(237,586)
Deferred income tax expense, translation effect		(2,278)	2,680	936
Deferred tax related to items recognized in OCI during the year
Net (loss) gain on cash flow hedges		(74,820)	85,107	12,017
Remeasurement gain (loss) of employee benefits		3,058	(1,797)	533
Deferred tax charged to OCI		$ (71,762)	$ 83,310	$ 12,550